Information by business segment and by geographic area - Net operating revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Net operating revenue	$ 54,502	$ 39,545	$ 36,549
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	1,283	760	1,358
United States of America
Information by business segment and by geographic area
Net operating revenue	1,543	1,041	1,335
Germany
Information by business segment and by geographic area
Net operating revenue	2,034	1,526	1,683
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	4,696	3,570	3,229
Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	2,155	1,435	2,103
Japan
Information by business segment and by geographic area
Net operating revenue	4,523	2,193	2,483
China
Information by business segment and by geographic area
Net operating revenue	28,603	23,124	18,242
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	4,501	2,999	2,848
Brazil
Information by business segment and by geographic area
Net operating revenue	5,164	2,897	3,268
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	46,302	32,078	30,005
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	877	334	523
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	392	244	404
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	618	357	1,161
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	2,373	1,214	1,514
Ferrous minerals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	2,140	1,418	2,083
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	3,977	1,793	2,057
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	27,510	22,202	17,572
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	3,536	2,068	2,032
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	4,879	2,448	2,659
Base metals
Information by business segment and by geographic area
Net operating revenue	7,966	6,827	5,858
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	402	83	532
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	1,151	797	931
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	1,416	1,169	522
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	2,323	2,356	1,715
Base metals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	15	17	20
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	546	400	426
Base metals | China
Information by business segment and by geographic area
Net operating revenue	1,093	922	670
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	965	931	816
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	55	152	226
Others
Information by business segment and by geographic area
Net operating revenue	234	640	686
Others | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	4	343	303
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	230	297	383
Discontinued operations
Information by business segment and by geographic area
Net operating revenue	1,083	473	1,021
Discontinued operations | Coal
Information by business segment and by geographic area
Net operating revenue	$ 1,083	$ 473	$ 1,021